Unsecured Promissory Note To Related Parties	9 Months Ended
Dec. 31, 2024
Unsecured Promissory Note to Related Parties [Abstract]
Unsecured promissory note to related parties
17	Unsecured promissory note to related parties

The following is a summary of the Company’s unsecured promissory note payable as of December 31, 2024 and March 31, 2024:

	Outstanding
(In USD) As at	December 31, 2024	March 31, 2024
Unsecured promissory note	$-	$2,027,840
Total	-	2,027,840

During the nine months ended December 2024, Ananda Small Business Trust has opted for conversion of the Unsecured promissory note into the common stock of the Company at the agreed conversion price of $6,000 ($300 prior to Second Reverse Stock Split and $3.00 prior to First Reverse Stock Split) per share. On October 2, 2024, 338 shares (6,759 shares prior to Second Reverse Stock Split and 675,946 shares prior to First Reverse Stock Split) have been issued to Ananda Small Business Trust on conversion of the Unsecured promissory note.